FINANCIAL ASSETS AND LIABILITIES - Schedule of fair value option of financial instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Principal	R$ (66,455,426)	R$ (56,904,654)	R$ (52,987,216)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(5,977,995)
Principal	(6,016,611)	(4,732,878)
Accumulated fair value adjustment of Loans, financing and debentures	(620,631)	297,429
Notional amount of derivatives	5,977,995
Hedging instrument, assets	58,757	(695,276)
Derivative hedging instruments accumulated fair value adjustment	(564,880)	147,616
Notional amount of hedging instruments
Net currency and interest rate instruments	(5,957,854)	(5,428,154)
Net accumulated fair value adjustment of currency and interest rate instruments	(1,185,511)	445,045
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(12,259,016)
Principal	(11,597,807)	(9,768,167)
Accumulated fair value adjustment of Loans, financing and debentures	(1,378,947)	442,763
Notional amount of derivatives	12,259,016
Hedging instrument, assets	(539,148)	490,258
Derivative hedging instruments accumulated fair value adjustment	938,448	(889,431)
Notional amount of hedging instruments
Net currency and interest rate instruments	(12,136,955)	(9,277,909)
Net accumulated fair value adjustment of currency and interest rate instruments	(440,499)	(446,668)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(791,665)
Principal	(678,785)	(803,990)
Accumulated fair value adjustment of Loans, financing and debentures	100,511	54,807
Notional amount of derivatives	791,665
Hedging instrument, assets	(101,565)	(56,085)
Derivative hedging instruments accumulated fair value adjustment	(45,480)	34,108
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(4,803,687)
Principal	(5,209,764)	(4,105,630)
Accumulated fair value adjustment of Loans, financing and debentures	(1,550,939)	557,373
Notional amount of derivatives	4,803,687
Hedging instrument, assets	550,737	(334,873)
Derivative hedging instruments accumulated fair value adjustment	2,339,286	(584,365)
Notional amount of hedging instruments
Net currency and interest rate instruments	(4,659,027)	(4,440,503)
Net accumulated fair value adjustment of currency and interest rate instruments	R$ 788,347	(26,992)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Swap Senior Notes 2027 | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	BRL + 114.66% CDI
Notional amount of derivatives	R$ 2,427,382
Hedging instrument, assets	217,523	(46,214)
Derivative hedging instruments accumulated fair value adjustment	R$ 1,494,564	(379,397)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | FX and interest rate swap, one | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	BRL + 108,00% CDI
Notional amount of derivatives	R$ 25,369
Hedging instrument, assets	12,253	9,316
Derivative hedging instruments accumulated fair value adjustment	R$ (2,937)	6,153
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Scotiabank 2018 [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	107.90% CDI
Notional amount of derivatives
Hedging instrument, assets
Derivative hedging instruments accumulated fair value adjustment		(123,760)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Scotiabank 2021 [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 1.25%
Notional amount of derivatives
Hedging instrument, assets		(63,184)
Derivative hedging instruments accumulated fair value adjustment		(12,939)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Scotiabank 2022 [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 1.20%
Notional amount of derivatives	R$ 1,097,400
Hedging instrument, assets	95,971	(212,180)
Derivative hedging instruments accumulated fair value adjustment	R$ 308,150	(51,811)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Scotiabank 2023 [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 1.30%
Notional amount of derivatives	R$ 749,310
Hedging instrument, assets	169,185	(22,611)
Derivative hedging instruments accumulated fair value adjustment	R$ 191,795	(22,611)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | BNP Paribas 2024 [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 1.35%
Notional amount of derivatives	R$ 504,226
Hedging instrument, assets	55,805
Derivative hedging instruments accumulated fair value adjustment	R$ 347,714
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Senior Notes Due 2027 [Member] | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	U.S.$+7.00%
Notional amount	R$ (2,427,382)
Principal	(2,475,674)	(2,016,330)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (1,540,318)	528,855
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Export Credit Agency (“ECA”) | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	EUR + 0.58%
Notional amount	R$ (25,369)
Principal	(38,525)	(48,849)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (713)	(1,444)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Scotiabank 2021 [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	U.S.$ + 1.60%
Principal		(362,774)
Accumulated fair value adjustment of Loans, financing and debentures		2,106
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Scotiabank 2022 [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	U.S.$ + 2.51%
Notional amount	R$ (1,097,400)
Principal	(1,245,669)	(943,486)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 3,580	33,324
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Scotiabank 2023 [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	U.S.$ + 4.76%
Notional amount	R$ (749,310)
Principal	(926,262)	(734,191)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 5,920	(5,468)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | BNP Paribas 2024 [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	EUR + 5.74%
Notional amount	R$ (504,226)
Principal	(523,634)
Accumulated fair value adjustment of Loans, financing and debentures	(19,408)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(6,092,265)
Principal	(6,011,207)	(4,345,816)
Accumulated fair value adjustment of Loans, financing and debentures	368,990	91,725
Notional amount of derivatives	6,092,265
Hedging instrument, assets	(67,588)	363,381
Derivative hedging instruments accumulated fair value adjustment	(334,073)	154,099
Notional amount of hedging instruments
Net currency and interest rate instruments	(6,078,795)	(3,982,435)
Net accumulated fair value adjustment of currency and interest rate instruments	R$ 34,917	245,824
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 4th issue - 3rd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	112.49% CDI
Notional amount of derivatives	R$ 38,273
Hedging instrument, assets	3,203	4,567
Derivative hedging instruments accumulated fair value adjustment	R$ (1,364)	5,345
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 6th issue - single series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	89.90% CDI
Notional amount of derivatives
Hedging instrument, assets		20,116
Derivative hedging instruments accumulated fair value adjustment		30,535
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Projects VI and VII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	87.50% CDI
Notional amount of derivatives	R$ 101,543
Hedging instrument, assets	(3,332)	64
Derivative hedging instruments accumulated fair value adjustment	R$ (3,396)	2,110
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	91.90% CDI
Notional amount of derivatives	R$ 688,876
Hedging instrument, assets	(39,834)	(6,578)
Derivative hedging instruments accumulated fair value adjustment	R$ (33,256)	14,461
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project IX | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	98.90% CDI
Notional amount of derivatives	R$ 565,582
Hedging instrument, assets	1,394	46,904
Derivative hedging instruments accumulated fair value adjustment	R$ (45,510)	53,536
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project IX - Sub A (Comgás) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	98.49% CDI
Notional amount of derivatives	R$ 306,207
Hedging instrument, assets	(14,383)
Derivative hedging instruments accumulated fair value adjustment	R$ (14,383)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project IX - Sub A (Comgás) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	92.35% CDI
Notional amount of derivatives	R$ 196,598
Hedging instrument, assets	(8,929)
Derivative hedging instruments accumulated fair value adjustment	R$ (8,929)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project IX - Sub B (Comgás) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	95.55% CDI
Notional amount of derivatives	R$ 315,186
Hedging instrument, assets	(15,994)
Derivative hedging instruments accumulated fair value adjustment	R$ (15,994)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	107.00% CDI
Notional amount of derivatives	R$ 180,000
Hedging instrument, assets	60,419	81,885
Derivative hedging instruments accumulated fair value adjustment	R$ 21,466	(5,691)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	103.00% CDI
Notional amount of derivatives	R$ 600,000
Hedging instrument, assets	130,505	147,429
Derivative hedging instruments accumulated fair value adjustment	R$ 16,924	(73,337)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 1st series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	109.20% CDI
Notional amount of derivatives	R$ 500,000
Hedging instrument, assets	5,192	42,093
Derivative hedging instruments accumulated fair value adjustment	R$ (36,901)	59,798
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 2nd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	110.60% CDI
Notional amount of derivatives	R$ 500,000
Hedging instrument, assets	(39,535)	26,901
Derivative hedging instruments accumulated fair value adjustment	R$ (66,436)	67,342
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures 11th issue, 1st series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	100.45% CDI
Notional amount of derivatives	R$ 750,000
Hedging instrument, assets	(71,755)
Derivative hedging instruments accumulated fair value adjustment	R$ (71,755)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 11th issue - 2nd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	99.70% CDI
Notional amount of derivatives	R$ 750,000
Hedging instrument, assets	(84,963)
Derivative hedging instruments accumulated fair value adjustment	R$ (84,963)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 12th issue - single series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	95.66% CDI
Notional amount of derivatives	R$ 600,000
Hedging instrument, assets	10,424
Derivative hedging instruments accumulated fair value adjustment	R$ 10,424
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 4th issue - 3rd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 7,36%
Notional amount	R$ (38,273)
Principal	(41,436)	(80,960)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 718	(708)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 6th issue - single series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4,33%
Notional amount
Principal		(554,148)
Accumulated fair value adjustment of Loans, financing and debentures		3,509
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 1st series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5,12%
Notional amount	R$ (500,000)
Principal	(512,946)	(550,342)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 88,728	19,868
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 2nd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5,22%
Notional amount	R$ (500,000)
Principal	(466,173)	(533,854)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 133,379	34,919
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Projects VI and VII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4,10%
Notional amount	R$ (101,543)
Principal	(88,477)	(112,946)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 3,288	(150)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 3,25%
Notional amount	R$ (688,876)
Principal	(639,325)	(743,674)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 39,439	5,967
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project IX | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5,74%
Notional amount	R$ (565,582)
Principal	(554,820)	(598,752)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 54,110	(19,875)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project IX - Sub A (Comgás) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5,74%
Notional amount	R$ (306,207)
Principal	(287,962)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 22,242
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project IX - Sub A (Comgás) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5,74%
Notional amount	R$ (196,598)
Principal	(184,883)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 10,864
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project IX - Sub B (Comgás) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 6,01%
Notional amount	R$ (315,186)
Principal	(295,695)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 23,999
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures 11th issue, 1st series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 6,38%
Notional amount	R$ (750,000)
Principal	(685,420)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 72,780
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 12th issue - single series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 7,17%
Notional amount	R$ (600,000)
Principal	(588,142)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (10,096)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 11th issue - 2nd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 6,45%
Notional amount	R$ (750,000)
Principal	(662,782)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 85,912
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4,68%
Notional amount	R$ (180,000)
Principal	(248,085)	(396,201)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (59,916)	13,474
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4,50%
Notional amount	R$ (600,000)
Principal	(755,061)	(774,939)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (96,457)	R$ 34,721